Performance Management	Jul. 27, 2026
T. Rowe Price U.S. Treasury Intermediate Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg U.S. Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/20	7.51%	Worst Quarter	3/31/22	-5.66%
The fund’s return for the six months ended 6/30/26 was -0.34%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	(0.34%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.51%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.66%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg U.S. Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
Periods ended
December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						09/29/1989
Returns before taxes	7.54%	-1.07%	1.18%	—%
Returns after taxes on distributions	5.93	-2.13	0.22	—
Returns after taxes on distributions and sale of fund shares	4.44	-1.26	0.50	—
I Class						05/03/2017
Returns before taxes	7.57	-0.90	—	1.27
Z Class						02/22/2021
Returns before taxes	7.90	—	—	-0.50

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
				1.83	[a]
	7.30	-0.36	2.01	0.05	[b]

Bloomberg U.S. 4-10 Year Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
				1.59	[a]
	7.83	-0.51	1.65	-0.18	[b]
Lipper General U.S. Treasury Funds Average
				0.00	[c]
	5.85	-4.63	0.28	-3.40	[d]

[a]	Return since 5/3/17.
[b]	Return since 2/22/21.
[c]	Return since 4/30/17.
[d]	Return since 2/28/21.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price U.S. Treasury Long-Term Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg U.S. Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/20	21.43%	Worst Quarter	3/31/21	-13.31%
The fund’s return for the six months ended 6/30/26 was 0.27%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	0.27%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.43%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.31%)
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg U.S. Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
Periods ended
December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						09/29/1989
Returns before taxes	5.27%	-7.76%	-0.38%	—%
Returns after taxes on distributions	3.62	-8.89	-2.23	—
Returns after taxes on distributions and sale of fund shares	3.11	-6.08	-0.70	—
I Class						05/03/2017
Returns before taxes	5.48	-7.58	—	-0.65
Z Class						03/16/2020
Returns before taxes	5.57	-7.50	—	-6.78

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
				1.83	[a]
	7.30	-0.36	2.01	0.38	[b]

Bloomberg U.S. Long Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)
				-0.45	[a]
	5.59	-7.23	0.02	-6.82	[b]
Lipper General U.S. Treasury Funds Average
				0.00	[c]
	5.85	-4.63	0.28	-4.25	[d]

[a]	Return since 5/3/17.
[b]	Return since 3/16/20.
[c]	Return since 4/30/17.
[d]	Return since 3/31/20.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price U.S. Treasury Money Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. In addition, the table also includes a comparative index that has investment characteristics similar to those of the fund.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	1.30%	Worst Quarter	3/31/21	0.00%
The fund’s return for the six months ended 6/30/26 was 1.70%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	1.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance [Table]

Average Annual Total Returns

Periods ended
December 31, 2025

				Since	Inception
	1 Year	5 Years	10 Years	inception	date
Investor Class					06/28/1982
	4.04%	3.06%	1.94%	—%
I Class					05/03/2017
	4.13	3.12	—	2.29
Z Class					03/16/2020
	4.37	3.32	—	2.89

Lipper U.S. Treasury Money Market Funds Average
				2.13 [a]
	3.89	2.92	1.82.	2.54 [b]
[a]	Return since 4/30/17.

[b]	Return since 3/31/20.

Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com